PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 28,144	$ 31,688
Accumulated depreciation	19,032	21,613
Depreciated cost	9,112	10,075
Installed products [Member]
Property, Plant and Equipment [Line Items]
Cost	5,743	7,953
Accumulated depreciation	4,173	5,424
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	7,683	8,474
Accumulated depreciation	5,879	6,499
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,469	1,413
Accumulated depreciation	924	939
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	6,893	6,873
Accumulated depreciation	3,370	3,708
Network installation [Member]
Property, Plant and Equipment [Line Items]
Cost	3,829	3,970
Accumulated depreciation	3,773	3,848
Building [Member]
Property, Plant and Equipment [Line Items]
Cost	496	498
Accumulated depreciation	65	64
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,031	2,507
Accumulated depreciation	$ 848	$ 1,131